Financial Derivative Contracts and Hedge Accounting - Schedule of Forecasted Cash Flows by Interest Rate Risk, Fair Value Hedges (Detail) - Fair Value Hedges [Member] - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedged items [line items]
Notional value	$ 3,047,494	$ 2,341,607
Up to one month [member]
Disclosure of detailed information about hedged items [line items]
Notional value	28,597	19,979
1 month to 3 months [member]
Disclosure of detailed information about hedged items [line items]
Notional value	35,316
3 months to 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	360,903	353,501
1 - 3 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	567,411	356,312
3 - 5 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	593,036	501,158
More than 5 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,462,231	1,110,657
Interest rate risk [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(263,910)	(264,454)
Interest rate risk [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	263,910	264,454
Interest rate risk [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	259,146	54,093
Interest rate risk [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	523,056	318,547
Interest rate risk [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(523,056)	(318,547)
Interest rate risk [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(259,146)	(54,093)
Interest rate risk [member] | Up to one month [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(25,376)	(19,846)
Interest rate risk [member] | Up to one month [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	25,376	19,846
Interest rate risk [member] | Up to one month [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,332	1,169
Interest rate risk [member] | Up to one month [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	26,708	21,015
Interest rate risk [member] | Up to one month [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(26,708)	(21,015)
Interest rate risk [member] | Up to one month [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(1,332)	(1,169)
Interest rate risk [member] | 1 month to 3 months [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(29,195)	(2,230)
Interest rate risk [member] | 1 month to 3 months [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	29,195	2,230
Interest rate risk [member] | 1 month to 3 months [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	4,042	1,019
Interest rate risk [member] | 1 month to 3 months [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	33,237	3,249
Interest rate risk [member] | 1 month to 3 months [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(33,237)	(3,249)
Interest rate risk [member] | 1 month to 3 months [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(4,042)	(1,019)
Interest rate risk [member] | 3 months to 1 year [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(124,086)	(98,980)
Interest rate risk [member] | 3 months to 1 year [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	124,086	98,980
Interest rate risk [member] | 3 months to 1 year [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	14,527	9,989
Interest rate risk [member] | 3 months to 1 year [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	138,613	108,969
Interest rate risk [member] | 3 months to 1 year [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(138,613)	(108,969)
Interest rate risk [member] | 3 months to 1 year [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(14,527)	(9,989)
Interest rate risk [member] | 1 - 3 years [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(34,245)	(96,715)
Interest rate risk [member] | 1 - 3 years [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	34,245	96,715
Interest rate risk [member] | 1 - 3 years [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	169,279	21,226
Interest rate risk [member] | 1 - 3 years [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	203,524	117,941
Interest rate risk [member] | 1 - 3 years [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(203,524)	(117,941)
Interest rate risk [member] | 1 - 3 years [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(169,279)	(21,226)
Interest rate risk [member] | 3 - 5 years [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(16,962)	(15,010)
Interest rate risk [member] | 3 - 5 years [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	16,962	15,010
Interest rate risk [member] | 3 - 5 years [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	32,793	17,109
Interest rate risk [member] | 3 - 5 years [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	49,755	32,119
Interest rate risk [member] | 3 - 5 years [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(49,755)	(32,119)
Interest rate risk [member] | 3 - 5 years [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(32,793)	(17,109)
Interest rate risk [member] | More than 5 years [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(34,046)	(31,673)
Interest rate risk [member] | More than 5 years [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	34,046	31,673
Interest rate risk [member] | More than 5 years [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	37,173	3,581
Interest rate risk [member] | More than 5 years [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	71,219	35,254
Interest rate risk [member] | More than 5 years [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(71,219)	(35,254)
Interest rate risk [member] | More than 5 years [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ (37,173)	$ (3,581)